THE MERGER FUND VL
100 Summit Lake Drive
Valhalla, NY 10595

April 25, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          The Merger Fund VL (the “Fund”)
Securities Act File No. 333-102461
Investment Company Act File No. 811-21279

Dear Ladies and Gentlemen:

On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund’s Registration Statement as filed electronically on April 21, 2011.

/s/ Bruce Rubin
Bruce Rubin
Vice President and Chief Compliance Officer